FINANCE LEASE RECEIVABLE (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
FINANCE LEASE RECEIVABLE
Current	$ 43,543	$ 95,849	$ 86,764
Non-current		42,841	138,690
Total	$ 43,543	$ 138,690	$ 225,454